SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements [Abstract]
SHARE-BASED COMPENSATION [Text Block]
9.	SHARE-BASED COMPENSATION

	a)	Stock options

The Company has a stock option plan under which the Company is authorized to grant stock options of up to 10% of the number of common shares issued and outstanding of the Company at any given time.

The following table presents changes in stock options outstanding and exercisable:

	December 31, 2019		December 31, 2018
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price
		(CAD)		(CAD)
Outstanding, beginning of year	14,860,000	0.09	16,050,000	0.16
Granted	3,450,000	0.065	2,570,000	0.060
Expired	(3,815,000)	(0.10)	(3,760,000)	0.16
Exercised	(400,000)	(0.06)	-	-
Outstanding, end of year	14,095,000	0.08	14,860,000	0.09
Exercisable, end of year	13,695,000	0.08	14,860,000	0.09

                               The following table summarizes stock options outstanding by expiry dates with an exercise price at the date of recording in Canadian dollars:

	Exercise Price	Number of Options Outstanding
Expiry Date	(CAD$)	December 31, 2019	December 31, 2018
June 25, 2019	0.10	-	2,815,000
December 31, 2019	0.05	-	1,000,000
March 26, 2020	0.05	200,000	200,000
July 16, 2020	0.13	2,380,000	2,380,000
April 14, 2021	0.065	2,795,000	2,995,000
June 23, 2022	0.095	2,900,000	2,900,000
September 20, 2023	0.06	2,370,000	2,570,000
June 21, 2024	0.065	2,950,000	-
August 8, 2024	0.06	500,000	-
		14,095,000	14,860,000

400,000 stock options exercised at CAD 0.05 per share on December 31, 2019, shares were issued on January 3, 2020 due to holiday season.

The Company used the following assumptions in the Black-Scholes option pricing model:

	Year ended December 31,
	2019	2018	2017
Weighted average share price	CAD 0.65	CAD 0.05	CAD 0.06
Risk-free interest rate	1.40%	1.32%	0.60%
Expected share price volatility	103%	103%	85%
Expected option life in years	5.0	5.0	5.0
Forfeiture rate	0%	0%	0%
Expected dividend yield	0%	0%	0%

                              Share-based payment expenses were allocated as follows:

	Year ended December 31,
(In thousands of U.S. Dollars)	2019	2018	2017
Consultants	$38	$22	$55
Directors and officers	60	53	88
Employees	19	16	26
	$117	$91	$169

b)	Share purchase warrants

The following table summarizes warrants outstanding as of December 31, 2019 and 2018:

Expiry date		Exercise price	December 31, 2019	December 31, 2018
October 3, 2019		$0.16	-	19,000,000
August 28, 2022		$0.05	11,000,000	-
September 20, 2022	CAD	0.065	769,230	-
			11,769,230	19,000,000